Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
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Reconciliation of Earnings Used for Earnings per Share Calculations

Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Year ended December 31,
	2018	2017
Earnings attributable to common shareholders	3,949	1,395
Less: Dividends declared on preference shares	(3)	(2)
Earnings used in consolidated earnings per share	3,946	1,393
Less: Earnings from discontinued operations, net of tax	(3,859)	(822)
Remove: Non-controlling interests from discontinued operations	90	64
Earnings used in earnings per share from continuing operations	177	635

Weighted Average Common Shares

The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Year ended December 31,
	2018	2017
Weighted-average number of common shares outstanding	666,945,878	718,068,567
Weighted-average number of vested DSUs	640,507	701,138
Basic	667,586,385	718,769,705
Effect of stock options and TRSUs	624,332	1,423,800
Diluted	668,210,717	720,193,505